SHARE CAPITAL (Narrative - Share-based Compensation ) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	May 31, 2015
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		191,793	191,793
New option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		1,002,712	1,002,712
Number of shares authorized under the plan					2,690,694
Increase in number of shares authorized under the plan	900,000
Share Options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and RSUs granted				$ 23
Share Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and RSUs granted			$ 5,229	$ 2,049
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised		413,242	413,242
Warrants outstanding		1,394,558	1,394,558	2,064,937